Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of additional information about leasing activities for lessee	We have made the following payments associated with leases:

Description of payment	2021 US$m	2020 US$m	Included within
Principal lease payments	358	324	Cash flows from financing activities
Interest payments on leases	48	50	Cash flows from operating activities
Payments for short-term leases	502	314	Net operating costs
Payments for variable lease components	34	30	Net operating costs
Payments for low value leases (>12 months in duration)	2	1	Net operating costs
Total lease payments	944	719

Summary of capitalised finance leases	The maturity profile of lease liabilities recognised at the balance sheet date is:

	Note	2021 US$m	2020 US$m
Lease liabilities
Due within 1 year		361	271
Between 1 and 3 years		440	386
Between 3 and 5 years		226	185
More than 5 years		704	724
Total undiscounted cash payments expected to be made		1,731	1,566
Effect of discounting		(368)	(388)
Present value of minimum lease payments	21	1,363	1,178